Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit):
Computed "expected" tax expense (benefit)					$ (37)	$ (23)	$ (9)
State and local income taxes, net of Federal income tax benefit
Increase (reduction) in income taxes resulting from:
Tax rate changes					(2)	4	(2)
Non U.S. tax rate differential					2	(8)	12
Branch accounting effect					12	35	(24)
Withholding taxes					1	2
Valuation allowance					53	(14)	37
Permanent differences					(2)	2	7
Elective asset step up							(6)
Income taxes (benefit)	$ (5)	$ 5	$ (9)	$ (22)	$ 27	$ (2)	$ 15